Subsequent Events (Narrative) (Details)			12 Months Ended
	Jun. 02, 2022 Shares $ / shares	May 06, 2022 USD ($)	Apr. 30, 2022 Shares $ / shares	Apr. 30, 2021 Shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of options granted			6,974,000	5,838,000
Weighted average exercise price of share options | $ / shares			$ 2.25	$ 1.51
Weighted average remaining life			3 years 11 months 19 days
Number of share options cancelled			152,500	155,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options granted	590,000
Weighted average exercise price of share options | $ / shares	$ 1.74
Weighted average useful life of share options	5 years
Vesting percentage of stock options	20.00%
Weighted average remaining life	2 years
Number of share options cancelled			152,500
Subsequent Events [Member] | Coco Mill [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash payment | $		$ 5,000,000